Document And Entity Information	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	Macquarie Energy Transition Infrastructure Fund, L.P.
Entity Central Index Key	0002062936
Entity Emerging Growth Company	true
Entity File Number	000-56855
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-3570047
Entity Address, Address Line One	660 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10103
City Area Code	(212)
Local Phone Number	231-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE